Fair Value Measurements (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 3,147	$ 2,477	$ 1,841
Securities available-for-sale	39,365	40,420
Loans held for sale	349	337
Loans receivable	223,786	207,996
Accrued interest receivable	925	954
Deposits	226,782	212,312
FHLB-NY advances	18,950	19,889
Accrued interest payable	109	130
Cash and cash equivalents, Fair Value Disclosure	3,147	2,477
Loans held for sale, Fair Value Disclosure	349	337
Loans receivable, Fair Value Disclosure	221,189	224,884
Accrued interest receivable, Fair Value Disclosure	925	954
Deposits, Fair Value Disclosure	217,765	213,595
FHLB-NY advances, Fair Value Disclosure	20,976	20,976
Accrued interest payable, Fair Value Disclosure	109	130
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Fair Value Disclosure	3,147	2,477
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	39,365	40,420
Loans held for sale, Fair Value Disclosure	349	337
Accrued interest receivable, Fair Value Disclosure	925	954
Deposits, Fair Value Disclosure	217,765	213,595
FHLB-NY advances, Fair Value Disclosure	20,976	20,976
Accrued interest payable, Fair Value Disclosure	109	130
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, Fair Value Disclosure	$ 221,189	$ 224,884